Investments - Investment Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income	$ 985.4		$ 954.0		$ 956.8
Investment expenses	(39.5)		(37.7)		(34.6)
Net Investment Income	945.9	[1]	916.3	[1]	922.2	[1]
Debt Securities [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income	800.8		768.5		763.7
Mortgage Loans [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income	108.2		99.4		122.4
Other Investments [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income	76.4		86.1		70.7
Supporting Discontinued And Experience Rated Products [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net Investment Income	$ 289.1		$ 293.5		$ 324.2

[1]	Net investment income includes $289.1 million, $293.5 million and $324.2 million for 2014, 2013 and 2012, respectively, related to investments supporting our experience-rated and discontinued products.